Employee and Agent Benefits - Net Periodic Benefit Cost (Details) - Other postretirement benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Net Periodic Benefit Cost (Income)
Interest cost	$ 1.9	$ 1.8	$ 2.4
Interest cost, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Expected return on plan assets	$ (3.7)	$ (3.5)	$ (34.8)
Expected return on plan assets, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Amortization of prior service (benefit) cost			$ 0.1
Amortization of prior service (benefit) cost, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Recognized net actuarial (gain) loss	$ (0.9)	$ (0.4)	$ 0.2
Recognized net actuarial (gain) loss, location on consolidated statements of operations	Operating expenses	Operating expenses	Operating expenses
Net periodic benefit cost (income)	$ (2.7)	$ (2.1)	$ (32.1)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	1.7	(4.1)
Prior service (benefit) cost		(0.7)
Amortization of gain (loss)	0.9	0.4
Total recognized in pre-tax accumulated other comprehensive (income) loss	2.6	(4.4)
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive (income) loss	$ (0.1)	$ (6.5)